UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-00749

STONEBRIDGE FUNDS TRUST
(Exact name of registrant as specified in charter)

1625 Broadway, Suite 2200, Denver, Colorado		80202
(Address of principal executive offices)		(Zip code)

Richard C. Barrett, President 1625 Broadway, Suite 2200 Denver, Colorado 80202
(Name and address of agent for service)

Registrant's telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2006

Item 1 – Schedule of Investments.

Stonebridge Growth Fund

Statement of Investments

July 31, 2006 (Unaudited)

		Market
	Shares	Value
COMMON STOCKS (99.6%)
COMMUNICATIONS (8.4%)
Media (7.2%)
CBS Corp.	12,500	342,875
The McGraw-Hill Cos, Inc.	7,000	394,100
Time Warner, Inc.	42,000	693,000
		1,429,975

Telecommunications (1.2%)
Qualcomm, Inc.	7,000	246,820

TOTAL COMMUNICATIONS		1,676,795

CONSUMER, CYCLICAL (6.1%)
Distribution/Wholesale (1.5%)
WW Grainger, Inc.	5,000	310,450

Retail (4.6%)
Costco Wholesale Corp.	7,500	395,700
Home Depot, Inc.	15,000	520,650
		916,350

TOTAL CONSUMER, CYCLICAL		1,226,800

CONSUMER, NON-CYCLICAL (31.9%)
Beverages (6.2%)
The Coca-Cola Co.	15,000	667,500
PepsiCo, Inc.	9,000	570,420
		1,237,920

Biotechnology (1.8%)
Charles River Laboratories International, Inc. *	10,000	355,000

Food (6.0%)
Sara Lee Corp.	35,000	591,500
Sysco Corp.	22,000	607,200
		1,198,700

Healthcare-Products (14.3%)
Biomet, Inc.	20,000	658,800
Johnson & Johnson	12,000	750,600
Medtronic, Inc.	15,000	757,800
Stryker Corp.	15,000	682,650
		2,849,850

Pharmaceuticals (3.6%)
Bristol-Myers Squibb Co.	30,000	719,100

TOTAL CONSUMER, NON-CYCLICAL		6,360,570

ENERGY (10.1%)
Oil&Gas (10.1%)
Anadarko Petroleum Corp.	5,000	228,700
Chevron Corp.	9,000	592,020
Devon Energy Corp.	4,000	258,560
Exxon Mobil Corp.	9,000	609,660
Houston Exploration Co. *	5,000	319,300
TOTAL ENERGY		2,008,240

1

FINANCIAL (20.1%)
Banks (13.1%)
The Bank of New York Co., Inc.	15,000	504,150
HSBC Holdings PLC (1)	7,500	682,200
Pacific Capital Bancorp	17,000	500,820
State Street Corp.	5,000	300,300
SunTrust Banks, Inc.	8,000	630,960
		2,618,430

Diversified Financial Services (3.6%)
Citigroup, Inc.	15,000	724,650

Insurance (3.4%)
Arthur J Gallagher & Co.	25,000	679,250

TOTAL FINANCIAL		4,022,330

HEALTHCARE-SERVICES (0.0%)
Coram HC Warrants *	495	—

INDUSTRIAL (6.1%)
Miscellaneous Manufacturers (6.1%)
General Electric Co.	25,000	817,250
Teleflex, Inc.	7,000	399,630
TOTAL INDUSTRIAL (Cost $951,652)		1,216,880

TECHNOLOGY (16.9%)
Semiconductors (7.1%)
Altera Corp. *	32,000	553,920
Intel Corp.	30,000	540,000
Taiwan Semiconductor Manufacturing Co. Ltd. (1)	36,049	312,545
		1,406,465

Software (9.8%)
Intuit, Inc. *	12,000	370,440
Microsoft Corp.	35,000	841,050
Oracle Corp. *	50,000	748,500
		1,959,990

TOTAL TECHNOLOGY		3,366,455

TOTAL COMMON STOCK (Cost $16,786,374)		19,878,070

MUTUAL FUNDS (0.6%)
Fifth Third U.S.Treasury Money Market Fund, 5.01%, 7/31/2006	114,572	114,572
TOTAL MUTUAL FUNDS (Cost $114,572)		114,572

TOTAL INVESTMENTS (100.2%) (Cost $16,900,946)		$19,992,642

TOTAL LIABILITIES LESS OTHER ASSETS (0.2%)		(49,584)

NET ASSETS (100%)		$19,943,058

*	Non-income producing security
(1)	ADR - American Depository Receipt

Income Tax Information:

Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:

Gross appreciation (excess of value over tax cost)	$3,489,595
Gross depreciation (excess of tax cost over value)	$(398,383)
Net unrealized appreciation	$3,091,212
Total cost for federal income tax purposes	$16,901,430

2

Stonebridge Small-Cap Growth Fund

Statement of Investments

July 31, 2006 (Unaudited)

		Market
	Shares	Value
COMMON STOCKS (95.7%)
COMMUNICATIONS (8.2%)
Media (2.4%)
Primedia, Inc. *	100,000	167,000

Telecommunications (5.8%)
Lanoptics Ltd. *	20,000	157,000
Plantronics, Inc.	16,000	248,960
		405,960

TOTAL COMMUNICATIONS		572,960

CONSUMER, CYCLICAL (9.7%)
Apparel (2.8%)
Quiksilver, Inc. *	15,000	194,250

Retail (4.0%)
Petco Animal Supplies, Inc. *	10,000	280,700

Toys/Games/Hobbies (2.9%)
Leapfrog Enterprises, Inc. *	20,000	199,600

TOTAL CONSUMER, CYCLICAL		674,550

CONSUMER, NON-CYCLICAL (32.1%)
Biotechnology (8.2%)
Charles River Laboratories International, Inc. *	6,000	213,000
Lifecell Corp. *	6,000	171,420
Vical, Inc. *	40,000	190,000
		574,420

Commercial Services (3.1%)
Corinthian Colleges, Inc. *	16,000	214,720

Food (3.3%)
Diamond Foods, Inc.	15,000	230,400

Healthcare - Products (2.4%)
Given Imaging Ltd. ADR *	10,000	165,200

Healthcare-Products (6.4%)
Kinetic Concepts, Inc. *	5,500	245,080
Kyphon, Inc. *	6,000	204,360
		449,440

Household Products/Wares (2.3%)
The Scotts Miracle-Gro Co.	4,000	156,920

Pharmaceuticals (6.4%)
Axcan Pharma, Inc. *	17,000	220,490
Kos Pharmaceuticals, Inc. *	5,500	227,370
		447,860

TOTAL CONSUMER, NON-CYCLICAL		2,238,960

ENERGY (4.3%)
Oil & Gas (1.8%)
Houston Exploration Co. *	2,000	127,720

Oil&Gas Services (2.5%)
Superior Energy Services *	5,000	171,250

TOTAL ENERGY		298,970

FINANCIAL (17.0%)
Banks (5.6%)
Nara Bancorp, Inc.	10,000	184,100
Pacific Capital Bancorp	7,000	206,220
		390,320

Insurance (11.4%)
Arch Capital Group Ltd. *	2,500	152,150
Arthur J Gallagher & Co.	10,000	271,700
Kingsway Financial Services, Inc.	10,000	178,400
The PMI Group, Inc.	4,500	191,070
		793,320

TOTAL FINANCIAL		1,183,640

INDUSTRIAL (16.7%)
Electrical Components & Equipment (8.7%)
American Superconductor Corp. *	20,000	184,000
Avocent Corp. *	9,000	230,220
Power-One, Inc. *	30,000	189,600
		603,820

Electronics (5.9%)
American Science & Engineering, Inc. *	4,000	202,840
Intelli-Check, Inc. *	42,000	211,680
		414,520

Miscellaneous Manufacturers (2.0%)
Teleflex, Inc.	2,500	142,725

TOTAL INDUSTRIAL		1,161,065

RETAIL (2.6%)
Retail (2.6%)
Ruth’s Chris Steak House *	10,000	177,500

TOTAL RETAIL		177,500

TECHNOLOGY (5.1%)
Semiconductors (2.2%)
Veeco Instruments, Inc. *	7,000	155,960

Software (2.9%)
Cognos, Inc. *	6,500	203,125

Total Technology		359,085

TOTAL COMMON STOCKS (Cost $6,351,767)		6,666,730

MUTUAL FUNDS (1.0%)
Fifth Third U.S.Treasury Money Market Fund, 5.00%, 7/31/2006	68,867	68,867
TOTAL MUTUAL FUNDS (Cost $68,867)		68,867

TOTAL INVESTMENTS (96.7%) (Cost $6,218,174)		$6,735,597

OTHER ASSETS IN EXCESS OF LIABILITIES (3.3%)		231,487

NET ASSETS (100.0%)		$6,967,084

2

* Non-income producing security

(1) ADR - American Depository Receipt

Income Tax Information:

Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:

Gross appreciation (excess of value over tax cost)	$973,746
Gross depreciation (excess of tax cost over value)	$(456,323)
Net unrealized appreciation	$517,423
Total cost for federal income tax purposes	$6,218,174

3

Item 2 - Controls and Procedures.

(a)                                  The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STONEBRIDGE FUNDS TRUST

By:	/s/ Richard C. Barrett
Richard C. Barrett
President (Principal Executive Officer)

Date:	September 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard C. Barrett
Richard C. Barrett
President (Principal Executive Officer)

Date:	September 28, 2006

By:	/s/ Debra L. Newman
Debra L. Newman
Treasurer (Principal Financial Officer)

Date:	September 28, 2006